Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net income (loss)	$ 527,218	$ (137,669)	$ 37,189
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	123,699	111,303	93,845
Amortization of deferred charges	2,677	2,778	2,083
Gain from sale of vessels	(9,788)	0	0
Impairment loss on vessels	4,187	721	0
Impairment loss on right of use assets	0	94,233	0
Share option expenses	620	264	482
Share of results of associated companies	(24,482)	3,710	(505)
Dividends received from associated companies	0	450	150
Gain from disposal of associated companies	0	(2,570)	0
Amortization of charter party-out contracts	1,859	12,148	18,732
Amortization of other fair value adjustments, net, arising on the Merger	0	0	813
Mark to market (gain) loss on derivatives	(19,435)	20,542	14,733
Mark to market (gain) loss on marketable securities	2,000	10,177	(1,828)
Provision for onerous contracts	0	0	(299)
Non-cash lease expense	(10,496)	(6,459)	(4,351)
Other	(235)	(178)	(1,332)
Changes in operating assets and liabilities, net:
Trade accounts receivable	(6,134)	22,896	(18,241)
Related party balances	(570)	6,041	2,751
Other receivables	(6,407)	3,991	(4,827)
Inventories	(18,219)	3,070	(81)
Voyages in progress	(17,141)	8,472	(19,121)
Prepaid expenses	2,001	(4,105)	(208)
Trade accounts payables	(11,939)	6,000	4,649
Accrued expenses	12,256	(1,126)	18,096
Other current liabilities	8,727	(14,049)	15,701
Net cash provided by operating activities	560,398	140,640	158,431
Investing activities
Dividends received from marketable equity securities	26	76	176
Purchase of investment in associated companies	0	0	(19,470)
Proceeds from sale of shares in associated companies	937	1,694	0
Loan advance to related parties	0	(1,000)	(10,700)
Repayment of loans receivable from related parties	0	5,350	0
Additions to newbuildings (including related party amounts of $116,445, nil and nil for the years ended December 31, 2021, 2020 and 2019 respectively	(152,460)	0	0
Purchase of vessels and equipment (including related party amounts of $286,894, nil and nil for the years ended December 31, 2021, 2020 and 2019 respectively)	(292,539)	(25,271)	(44,118)
Proceeds from sale of vessels	54,012	0	0
Proceeds from sale of marketable securities	0	0	1,062
Net cash used in investing activities	(390,024)	(19,151)	(73,050)
Financing activities
Proceeds from long-term debt (including related party amounts of $62,975, nil and nil for the years ended December 31, 2021, 2020 and 2019 respectively)	497,975	322,014	389,894
Repayment of long-term debt (including related party amounts of $413,600, nil and $124,400 for the years ended December 31, 2021, 2020 and 2019 respectively)	(628,900)	(390,138)	(621,235)
Repayment of finance leases (including related party amounts of $32,237, $47,181 and nil for the years ended December 31, 2021, 2020 and 2019 respectively)	(32,237)	(48,972)	(5,650)
Debt fees paid	(4,466)	(3,040)	(6,727)
Net proceeds from share issuance	352,225	0	0
Share repurchases	0	0	(5,504)
Net proceeds from share distributions	636	169	1,097
Lease incentives received	0	17,500	0
Distributions to shareholders	(320,692)	(7,164)	(46,617)
Net cash used in financing activities	(135,459)	(109,631)	(294,742)
Net change in cash, cash equivalents and restricted cash	34,915	11,858	(209,361)
Cash, cash equivalents and restricted cash at beginning of year	175,102	163,244	372,605
Cash, cash equivalents and restricted cash at end of year	210,017	175,102	163,244
Supplemental disclosure of cash flow information:
Interest expenses paid	30,850	36,351	60,676
Income taxes paid	$ 153	$ 77	$ 61